Shareholder Fees - Oberweis Focused International Growth Fund - Oberweis Focused International Growth Fund	Dec. 30, 2025
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	2.00%